Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Available To Common Shareholders
Net Income	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	$ 862,000	$ 1,780,000	$ 1,566,000	$ 1,717,000	$ 5,918,340	$ 5,924,656	$ 6,115,927
Preferred Stock Dividends					(93,000)	(110,000)	(110,000)	(110,000)	0	(422,889)	(440,000)
Income					$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 5,918,340	$ 6,161,767	$ 5,675,927